OPERATING SEGMENTS - Schedule of Operating Results and Consolidated Profit Before Tax (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 27, 2025	Jun. 28, 2024
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	€ 10,274	€ 9,828
Comparable operating profit	1,390	1,296
Items impacting comparability	(26)	(154)
Operating profit	1,364	1,142
Total finance costs, net	(98)	(87)
Non-operating items	(6)	(10)
Profit before taxes	1,260	1,045
Cost of restructuring	46	95
Accelerated amortization expense	27	28
Integration costs related to the Acquisition	2
Other income	30	0
Unused amounts reversed	31
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination		11
Impairment loss (reversal of impairment loss) recognised in profit or loss		12
Legal proceedings provision
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unused amounts reversed	19
Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	7,471	7,279
Comparable operating profit	1,053	979
Depreciation and amortisation expense	298	290
APS
Disclosure of disaggregation of revenue from contracts with customers [line items]
Revenue	2,803	2,549
Comparable operating profit	337	317
Depreciation and amortisation expense	143	€ 123
Germany
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other income	€ 30